VIA EDGAR

May 5, 2014

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	VALIC Separate Account A
	The Variable Annuity Life Insurance Company
	Post-Effective Amendment on Form N-4
	File Nos.: 002-32783 and 811-03240
	(GUP and GTS-VA Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that form of Prospectus and Statement of Additional Information dated May 1, 2014 for The Variable Annuity Life Insurance Company Separate Account A GUP and GTS-VA Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 74 and Amendment No. 202 as filed electronically with the Securities and Exchange Commission, on April 30, 2014.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES
Mark Matthes
Associate General Counsel